Income taxes - Significant Components of Income Taxes Deducted from Net Earnings (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Current taxes
Current taxes	$ (761)	$ (775)
Uncertain tax positions	6	8
Change in estimate relating to prior periods	22	12
Deferred taxes
Deferred taxes relating to the origination and reversal of temporary differences	(322)	(352)
Change in estimate relating to prior periods	(8)	8
Recognition and utilization of loss carryforwards	(106)	44
Effect of change in provincial corporate tax rate	27	0
Uncertain tax positions	9	60
Total income taxes	$ (1,133)	$ (995)